Convertible Preferred Stock Warrants - Narrative (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended							1 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Other Expense [Member]	Dec. 31, 2012 Other Expense [Member]	Dec. 31, 2011 Other Expense [Member]	Dec. 31, 2012 Conversion of preferred stock [Member]	Oct. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Sep. 19, 2013 Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares available from warrants								525,502
Warrants outstanding										311,747	616,000
Warrants exercised	304,043
Shares issued from conversion of preferred stock and warrants (shares)									299,160
Exercise Price per Share (usd per share)										0.72
Change in fair value of preferred stock warrant liability		$ 6,538	$ 2,535	$ 805	$ 6,500	$ 2,500	$ 805